Shareholders’ Equity	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 5:- SHAREHOLDERS’ EQUITY

a.	Ordinary share capital (with no par value) is composed as follows:

	June 30, 2022		December 31, 2021
	Unaudited		Audited
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Number of shares

Ordinary shares	47,800,000	19,551,173	47,800,000	18,756,570

b.	In July 2021, the Company entered into a Controlled Equity Offering Sales Agreement (the “Sales Agreement”) with Cantor Fitzgerald & Co. (the “Agent”), pursuant to which the Company may offer and sell, from time to time, its Ordinary shares, no par value (the “Ordinary Shares”), through the Agent in an at the market offering (“ATM’”), as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended, for an aggregate offering price of up to $45,000. During the six-month period ended June 30, 2022, the Company sold 768,622 Ordinary Shares under the ATM for a total amount of $3,754, net of issuance cost in the amount of $162.

c.	Share option plan:

Through June 30, 2022, the Company authorized through its 2012 Share Option Plan the grant of 4,672,094 options to Ordinary shares to its officers, directors, advisors, management and other employees. The options granted generally have a four-year or three-year vesting period and expire ten years after the date of grant. Options granted under the Company’s option plan that are cancelled or forfeited before expiration become available for future grant.

As of June 30, 2022, 397,030 of the Company’s options were available for future grants.

On May 9, 2022, the Board of Directors approved to increase the Company’s options pool by additional one million options from 3,672,094 to 4,672,094.

A summary of the status of options to employees under the Company’s option plan as of and for the six-month period ended June 30, 2022, and changes during the period then ended is presented below (unaudited):

	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of period	2,726,911	$6.25	$2,323	6.44
Granted	1,088,220	5.55
Exercised	(25,981)	4.15	$14
Forfeited and expired	(172,644)	6.93

Outstanding at end of period	3,616,506	$6.02	$1,555	6.84

Exercisable options	1,797,434	5.53	$1,555	4.32

Vested and expected to vest	3,616,506	$6.02	$1,555	6.84

The Black-Scholes option pricing model assumptions used to value the employee share options at the grant dates are presented in the following table for the six-month period ended June 30, 2022:

Dividend yield (%)	0
Expected volatility (%)	70.45-87.55
Risk-free interest rate (%)	1.81-3.00
Expected term (in years)	1.2-6.2

The total share-based compensation expense recognized by the Company’s departments:

	Six Months Ended June 30,
	2022	2021
	Unaudited

Research and development	$1,193	$1,013
Marketing and business development	199	162
General and administrative	1,147	1,063

	$2,539	$2,238

As of June 30, 2022, there were unrecognized compensation costs of $9,738, which are expected to be recognized over a weighted average period of approximately 2.9 years.

On May 3, 2022, the annual and extraordinary general meeting of shareholders of the Company approved a new grant of 76,120 options to the then current Chief Executive Officer of the Company, Mr. Amir Weisberg. In addition, it was approved to accelerate the vesting of 12,906 options from an outstanding grant, in which in both cases the vesting of all options will occur on June 30, 2022. As a result, the Company recognized a total share-based compensation expense in the amount of $76.

d.	Options issued to non-employees (including directors and consultants):

Outstanding options granted to non-employees as of June 30, 2022, were as follows (unaudited):

Grant date	Options outstanding as of June 30, 2022	Average Exercise price per share ($)	Options exercisable as of June 30, 2022	Exercisable through

October 2013	5,719	$5.06	5,719	October 2023
September 2014	5,719	$5.06	5,719	September 2024
April 2016	5,975	$3.10	5,975	April 2026
December 2016	7,170	$3.93	7,170	December 2026
June 2017	197,722	$4.10	197,722	June 2027
November 2017	17,925	$7.70	17,925	November 2027
August 2019	71,700	$8.18	71,700	August 2029
June 2020	64,530	$6.62	42,918	June 2030
April 2021	62,741	$9.57	62,741	April 2031
August 2021	15,000	$8.13	-	August 2031
December 2021	10,000	$6.80	-	December 2031
May 2022	65,625	$5.00	-	May 2032

	529,826		417,589

No options were exercised by non-employees during the six-month period ended June 30, 2022.

e.	Warrants:

Further to the discussed in Note 4, as of April 26, 2022, the Company measured the fair value of the warrants to purchase Ordinary shares (a Level 3 valuation) using the Black-Scholes option pricing model.

As of April 26, 2022, the relative fair value of the Warrant to purchase Ordinary shares issued to Kreos was $468, which was calculated using the following assumptions:

Share price ($)	4.96
Exercise price ($)	5.14
Expected volatility (%)	60.81
Adjustment to risk-free interest rate (%)	2.84
Dividend yield (%)	-
Risk-free interest rate (%)	2.88
Expected life (in years)	6.94

As of June 30, 2022, all warrants exercisable into Ordinary Shares as of June 30, 2022, were as follows (unaudited):

Grant date	Warrants outstanding as of June 30, 2022	Average Exercise price per share ($)	Warrants exercisable as of June 30, 2022	Exercisable through

August 2019	200,596	$15.95	200,596	August 2023
September 2020	17,925	$16.00	17,925	September 2024
April 2022	155,794	$5.14	155,794	April 2029

	374,315		374,315